Risk management, funding and liquidity risk and market risk - Interest rate benchmark reform (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Interest rate benchmark reform
Hedging (notional amount)	390,394	389,449
Derivative financial assets	$ 41,283	$ 19,353
Derivative financial liabilities	39,568	18,059
Interest Rate Benchmark Reform
Interest rate benchmark reform
Trading Asset (carrying amount)	14,101	7,223
Trading Liability (carrying amount)	13,493	5,545
Hedging Asset (carrying amount)	321	1,293
Hedging Liability (carrying amount)	$ 3,643	$ 221
Hedging (notional amount)	38,037	40,926
Interest Rate Benchmark Reform | USD LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 14,009	$ 6,696
Trading Liability (carrying amount)	13,416	4,907
Hedging Asset (carrying amount)	321	1,219
Hedging Liability (carrying amount)	$ 3,643	$ 221
Hedging (notional amount)	38,037	36,004
Interest Rate Benchmark Reform | GBP LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)		$ 315
Trading Liability (carrying amount)		527
Hedging Asset (carrying amount)		$ 37
Hedging (notional amount)		2,099
Interest Rate Benchmark Reform | Other
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 92	$ 212
Trading Liability (carrying amount)	77	111
Hedging Asset (carrying amount)		$ 37
Hedging (notional amount)		2,823
Interest Rate Benchmark Reform | Cross currency swap
Interest rate benchmark reform
Derivative financial assets		$ 321
Derivative financial liabilities		325
Interest Rate Benchmark Reform | Cross currency swap | USD:GBP
Interest rate benchmark reform
Hedging Asset (carrying amount)		240
Hedging Liability (carrying amount)		282
Interest Rate Benchmark Reform | Cross currency swap | Other currency to currency pairs
Interest rate benchmark reform
Trading Liability (carrying amount)		43
Hedging Asset (carrying amount)		81
Interest Rate Benchmark Reform | Non-derivative financial instruments
Interest rate benchmark reform
Financial assets (carrying amount)	3,038	3,383
Financial liabilities (carrying amount)	1,551	1,399
Undrawn credit commitments (Notional contractual amount)	819	553
Interest Rate Benchmark Reform | Non-derivative financial instruments | USD LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)	3,029	3,083
Financial liabilities (carrying amount)	1,551	1,399
Undrawn credit commitments (Notional contractual amount)	819	366
Interest Rate Benchmark Reform | Non-derivative financial instruments | GBP LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)		267
Undrawn credit commitments (Notional contractual amount)		182
Interest Rate Benchmark Reform | Non-derivative financial instruments | Other
Interest rate benchmark reform
Financial assets (carrying amount)	$ 9	33
Undrawn credit commitments (Notional contractual amount)		$ 5
Parent Entity
Interest rate benchmark reform
Hedging (notional amount)	325,615	318,927
Derivative financial assets	$ 41,127	$ 19,127
Derivative financial liabilities	39,458	17,889
Parent Entity | Interest Rate Benchmark Reform
Interest rate benchmark reform
Trading Asset (carrying amount)	14,101	7,223
Trading Liability (carrying amount)	13,493	5,545
Hedging Asset (carrying amount)	321	1,293
Hedging Liability (carrying amount)	$ 3,643	$ 221
Hedging (notional amount)	38,037	40,926
Parent Entity | Interest Rate Benchmark Reform | USD LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 14,009	$ 6,696
Trading Liability (carrying amount)	13,416	4,907
Hedging Asset (carrying amount)	321	1,219
Hedging Liability (carrying amount)	$ 3,643	$ 221
Hedging (notional amount)	38,037	36,004
Parent Entity | Interest Rate Benchmark Reform | GBP LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)		$ 315
Trading Liability (carrying amount)		527
Hedging Asset (carrying amount)		$ 37
Hedging (notional amount)		2,099
Parent Entity | Interest Rate Benchmark Reform | Other
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 92	$ 212
Trading Liability (carrying amount)	77	111
Hedging Asset (carrying amount)		$ 37
Hedging (notional amount)		2,823
Parent Entity | Interest Rate Benchmark Reform | Cross currency swap
Interest rate benchmark reform
Derivative financial assets		$ 321
Derivative financial liabilities		325
Parent Entity | Interest Rate Benchmark Reform | Cross currency swap | USD:GBP
Interest rate benchmark reform
Hedging Asset (carrying amount)		240
Hedging Liability (carrying amount)		282
Parent Entity | Interest Rate Benchmark Reform | Cross currency swap | Other currency to currency pairs
Interest rate benchmark reform
Hedging Asset (carrying amount)		81
Hedging Liability (carrying amount)		43
Parent Entity | Interest Rate Benchmark Reform | Non-derivative financial instruments
Interest rate benchmark reform
Financial assets (carrying amount)	2,893	3,115
Financial liabilities (carrying amount)	1,500	1,344
Undrawn credit commitments (Notional contractual amount)	813	549
Parent Entity | Interest Rate Benchmark Reform | Non-derivative financial instruments | USD LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)	2,884	2,846
Financial liabilities (carrying amount)	1,500	1,344
Undrawn credit commitments (Notional contractual amount)	813	364
Parent Entity | Interest Rate Benchmark Reform | Non-derivative financial instruments | GBP LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)		254
Undrawn credit commitments (Notional contractual amount)		181
Parent Entity | Interest Rate Benchmark Reform | Non-derivative financial instruments | Other
Interest rate benchmark reform
Financial assets (carrying amount)	$ 9	15
Undrawn credit commitments (Notional contractual amount)		$ 4